Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 1,539,905,765	$ 210,966,225	¥ 1,186,793,974	¥ 811,996,439